REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Property and equipment, net	$ 87,678	$ 40,593
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	68,935	24,707
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	13,192	11,013
Not Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,551	$ 4,873